CONSOLIDATED STATEMENTS OF MEZZANINE AND STOCKHOLDERS' EQUITY - USD ($) $ in Thousands	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Other Comprehensive Income [Member]	Accumulated Deficit Attributable to Common Stockholders [Member]	Total	Par Value [Member]	Mezzanine Equity [Member]
Beginning balance at Dec. 31, 2022							$ 59	$ 86,292
Beginning balance (in shares) at Dec. 31, 2022						5,864,200
Increase (Decrease) in Temporary Equity [Roll Forward]
Conversion of Series E Shares (Note 15)								(16,142)
Conversion of Series E Shares (Note 15) (in shares)						(13,452)
Redemptions of preferred shares (Note 15)							(22)	(26,271)
Redemptions of preferred shares (Note 15) (in shares)						(2,191,121)
Ending balance at Dec. 31, 2023							37	43,879
Ending balance (in shares) at Dec. 31, 2023						3,659,627
Balance at Dec. 31, 2022	$ 1	$ 9	$ 428,468	$ 0	$ (317,806)	$ 110,672
Balance (in shares) at Dec. 31, 2022	100,000	857,908
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					6,066	6,066
Redemption of fractional shares due to reverse stock split						0
Redemption of fractional shares due to reverse stock split (in shares)		(27)
Conversion of Series E Shares (Note 15)		$ 29	38,539			38,568
Conversion of Series E Shares (Note 15) (in shares)		2,930,718
Deemed dividend on Series E Shares conversion (Note 15)			(22,426)			(22,426)
Dividends of preferred shares (Note 15)			(6,010)			(6,010)
Exercise of warrants, net of fees			12			12
Exercise of warrants, net of fees (in shares)		500
Issuance of common stock pursuant to equity offerings, net (Note 9)		$ 8	12,574			12,582
Issuance of common stock pursuant to equity offerings, net (Note 9) (in shares)		837,098
Foreign currency translation gain						0
Balance at Dec. 31, 2023	$ 1	$ 46	451,157	0	(311,740)	$ 139,464
Balance (in shares) at Dec. 31, 2023	100,000	4,626,197
Increase (Decrease) in Temporary Equity [Roll Forward]
Redemptions of preferred shares (Note 15)							(37)	(43,879)
Redemptions of preferred shares (Note 15) (in shares)						(3,659,627)
Ending balance at Dec. 31, 2024							0	0
Ending balance (in shares) at Dec. 31, 2024						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					5,034	$ 5,034
Equity offering costs			(78)			(78)
Foreign currency translation gain						0
Balance at Dec. 31, 2024	$ 1	$ 46	451,079	0	(306,706)	$ 144,420
Balance (in shares) at Dec. 31, 2024	100,000	4,626,197
Ending balance at Dec. 31, 2025							$ 0	$ 0
Ending balance (in shares) at Dec. 31, 2025						0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income					3,086	$ 3,086
Equity offering costs			(37)			(37)
Foreign currency translation gain				697		697
Distribution of net assets of Rubico Inc. (Note 1)					(33,368)	(33,368)
Excess consideration over acquired assets (Note 1)			(25,609)			(25,609)
Balance at Dec. 31, 2025	$ 1	$ 46	$ 425,433	$ 697	$ (336,988)	$ 89,189
Balance (in shares) at Dec. 31, 2025	100,000	4,626,197